Treasury Shares (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 24, 2013	Dec. 31, 2019	Dec. 31, 2018
Disclosure of treasury shares [text block] [Abstract]
Percentage of owned shares	15.00%
Treasury shares, authorized (in Shares)		2,350	7,000
Purchase of treasury shares		$ (5,053)	$ (15,050)
Fair value of treasury shares		$ 20,103	$ 15,050